MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Estimated Mine Life [Member]
Statement [Line Items]
Estimated year of mine life	19 years	20 years